FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized gain on available-for-sale investments and others, tax effect	¥ 620	¥ 2,250	¥ 1,554
Parent Company
Unrealized gain on available-for-sale investments and others, tax effect	¥ 0	¥ 0	¥ 1,554